Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Selling and Administrative Expenses

36.	Selling and Administrative Expenses

(1)	Selling and administrative expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Salaries	￦	775,204	1,095,183	1,121,188
Retirement benefit expense		157,272	103,967	113,127
Welfare and benefit expense		120,463	155,071	155,558
Insurance expense		12,427	10,178	17,909
Depreciation		232,510	218,103	219,427
Amortization of intangible assets		76,547	87,086	91,428
Bad debt expense		(12,719)	20,648	17,968
Commission		632,849	368,275	410,275
Advertising expense		34,453	29,559	29,230
Training expense		7,174	5,196	4,923
Vehicle maintenance expense		9,525	9,435	8,849
Publishing expense		3,414	3,677	3,568
Business promotion expense		3,038	3,614	3,522
Rent expense		40,505	36,337	43,650
Telecommunication expense		8,451	8,686	8,569
Transportation expense		865	1,007	870
Taxes and dues		58,666	62,828	93,446
Expendable supplies expense		6,682	8,029	9,052
Water, light and heating expense		11,867	11,749	12,351
Repairs and maintenance expense		88,576	79,185	123,134
Ordinary development expense		224,463	197,436	213,936
Travel expense		15,652	10,793	11,099
Clothing expense		9,369	14,834	10,540
Survey and analysis expense		848	826	889
Membership fee		969	1,274	1,331
Others		150,506	135,467	149,945

	￦	2,669,576	2,678,443	2,875,784

(2)	Details of “others” included in selling and administrative expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Accommodation development expenses	￦	53,945	30,889	57,815
Miscellaneous wages		39,794	45,887	47,221
Litigation and filing expenses		21,768	19,341	16,383
Compensation for damages		(1,924)	8,374	3,303
Outsourcing expenses		3,293	3,610	3,799
Reward expenses		2,858	3,228	3,006
Overseas market development expenses		1,997	1,218	1,192
Others		28,775	22,920	17,226

	￦	150,506	135,467	149,945